MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 38,952	$ 33,309
Gross unrealized Gains	0	0
Gross Unrealized losses	(172)	(211)
Fair value	38,780	33,098
Government debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,284	5,161
Gross unrealized Gains	0	0
Gross Unrealized losses	(23)	(33)
Fair value	5,261	5,128
Corporate debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	33,668	28,148
Gross unrealized Gains	0	0
Gross Unrealized losses	(149)	(178)
Fair value	$ 33,519	$ 27,970